1.  Name and address of issuer:
    First Eagle Funds
    1345 Avenue of the Americas
    New York, NY 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                              All portfolios

3.  Investment Company Act File Number
      811-7762
     Securities Act File Number
      33-63560

4.  (a) Last day of fiscal year for which this Form is filed:
      10/31/2006
4.  (b) Check box if this form is being filed late

4.  (c) Check box if this is the last time the issuer will be filing this Form

5. Calculation of registration fee:

i.  Aggregate sale price of securities
sold during the fiscal year pursuant to
section 24(f)                                                    $6,883,712,051

ii.  Aggregate price of securities
redeemed or repurchased during the fiscal
year:                                                            $3,723,457,793

iii.  Aggregate  price of securities  redeemed
or repurchased  during any prior fiscal year
ending no earlier  than  October 11, 1995 that
were not  previously used to reduce registration
fees payable to the Commission:                                         --

iv.  Total available redemption credits
 (add Items 5(ii) and 5(iii):                                           --

v. Net sales--if Item 5(i) is greater than Item 5(iv)
(subtract Item 5(iv) from Item 5(i))                           $3,160,254,258

vi. Redemption credits available for use in future
years--if Item 5(i) is less than Item 5(iv)
sub Item 5(iv) from Item 5(i):                                               $0

vii. Multiplier for determining registration
fee (See instruction C.9)                                            0.000107

viii.  Registration fee due
(multiply Item 5(v) by Item 5(vii)
(enter "0" if no fee is due)                                        $338,147.21

Prepaid shares

6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:0

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due--if this Form is being filed more than 90 days after the end of issuer's fiscal year:0

8. Total of the amount of the  registration  fee due plus any interest due
(line 5(viii) plus line 7:                                          $338,147.21
                                                                    ===========

9. Date the registration fee and any interest was sent to the Commission's lockbox depository: January 12, 2007

Method of delivery--
                    [X]  Wire Transfer
                    [_]  Mail or other means

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:  /s/Stefanie Hempstead
     ---------------
       Stefanie Hempstead
       Vice President & Treasurer

Date 1/23/2007